RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - RECOGNISED IN CONSOLIDATED COMPREHENSIVE INCOME (Details) - CNY (¥)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amounts recognized in comprehensive income related to lease contracts [line items]
Depreciation expense of right-of-use assets		¥ 65,511,000	¥ 65,324,000
Interest expense on lease liabilities		57,629,000	57,670,000
Expense relating to short-term leases		846,606,000	684,037,000
Total expense relating to lease contracts		969,746,000	807,031,000
Cash outflow for leases		¥ 907,355,000	¥ 743,657,000
Minimum [member]
Disclosure of amounts recognized in comprehensive income related to lease contracts [line items]
Lease period of right-of-use assets	11 years
Maximum [member]
Disclosure of amounts recognized in comprehensive income related to lease contracts [line items]
Lease period of right-of-use assets	86 years